MARKETABLE SECURITIES	0 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities

NOTE 4—MARKETABLE SECURITIES:

1)       Available-for-sale securities: Comprised mainly of money market funds, debt securities and equity securities.

At December 31, 2012 and 2011, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2012	$541	$533	$27	$19
December 31, 2011	$725	$836	$26	$137

2)       The marketable securities which are comprised substantially of available-for-sale money market funds, debt and equity securities, are classified as long-term or short-term based on the intended time of realizing the security.

Marketable securities are presented in the balance sheets as follows:

	December 31,
	2012	2011

	(U.S. $ in millions)
Cash and cash equivalents, mainly money market funds	$331	$75
Short-term investments	5	22
Other non-current	205	628
	$541	$725

3) The contractual maturities of debt securities are as follows:
December 31,
2012

(U.S. $ in millions)
2013	$336
2014	0
2015	0
2016	0
2017	0
2018 and thereafter	133
$469